Annual Operating Expenses {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-14 - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2022
Fidelity Advisor Multi-Asset Income Fund: Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	1.05%	[1]
Fidelity Advisor Multi-Asset Income Fund: Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.19%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	1.03%	[1]
Fidelity Advisor Multi-Asset Income Fund: Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	1.80%	[1]
Fidelity Advisor Multi-Asset Income Fund-Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	0.80%	[1]
Fidelity Advisor Multi-Asset Income Fund: Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Acquired fund fees and expenses	0.04%
Total annual operating expenses	0.71%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.